Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

October 22, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FEG Absolute Access TEI Fund LLC (811-22527/333- )

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of FEG Absolute Access TEI Fund LLC (the “Registrant”).  The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder in order to register units of limited liability company interest of the Registrant for public offering under the 1933 Act.

Questions and comments may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg